Nonconsolidated variable interest entities (Tables)	9 Months Ended
Sep. 30, 2013
Nonconsolidated variable interest entities [Abstract]
Schedule of Nonconsolidated Variable Interest Entities

At September 30, 2013, December 31, 2012 and 2011, the Company held the following investments:

	At September 30,	At December 31,
	2013	2012	2011
	(unaudited)		(Restated)
Bagatelle NY LA Investors, LLC	$938,858	$1,075,418	$967,070
Bagatelle Little West 12 th Street, LLC	921,385	439,365	445,461
Bagatelle La Cienega, LLC	-	-	-
Totals	$1,860,243	$1,514,783	$1,412,531